Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Devonshire Trust
Entity Central Index Key	0000035341
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity® Stock Selector Large Cap Value Fund
Trading Symbol	FSLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Stock Selector Large Cap Value Fund	$ 40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class Z
Trading Symbol	FSCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class M
Trading Symbol	FLUTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class I
Trading Symbol	FLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class C
Trading Symbol	FLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 92	1.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.86%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Stock Selector Large Cap Value Fund
Class Name	Fidelity Advisor® Stock Selector Large Cap Value Fund Class A
Trading Symbol	FLUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 55	1.10%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%
Net Assets	$ 753,924,905
Holdings Count | shares	150
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$753,924,905
Number of Holdings	150
Portfolio Turnover	94%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.0 Industrials 12.7 Health Care 10.4 Information Technology 10.2 Consumer Discretionary 8.0 Consumer Staples 7.2 Communication Services 7.2 Energy 6.4 Utilities 4.6 Real Estate 4.1 Materials 3.5 Common Stocks 96.3 Domestic Equity Funds 1.7 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 96.3 Domestic Equity Funds - 1.7 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 2.9 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.8 iShares Russell 1000 Value ETF 1.7 Johnson & Johnson 1.7 JPMorgan Chase & Co 1.6 CSX Corp 1.6 20.8
Fidelity Series Value Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Value Discovery Fund
Class Name	Fidelity® Series Value Discovery Fund
Trading Symbol	FNKLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Value Discovery Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Value Discovery Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,692,488,150
Holdings Count | shares	121
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$13,692,488,150
Number of Holdings	121
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.3 Industrials 14.6 Health Care 9.8 Consumer Staples 9.0 Energy 8.8 Information Technology 8.0 Consumer Discretionary 7.6 Communication Services 7.6 Materials 3.7 Utilities 2.5 Real Estate 1.2 Common Stocks 95.7 Preferred Stocks 0.4 Short-Term Investments and Net Other Assets (Liabilities) 3.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.7 Preferred Stocks - 0.4 Short-Term Investments and Net Other Assets (Liabilities) - 3.9 United States 94.1 United Kingdom 2.9 Canada 2.4 Korea (South) 0.4 France 0.2 Germany 0.0 Monaco 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.1 United Kingdom - 2.9 Canada - 2.4 Korea (South) - 0.4 France - 0.2 Germany - 0.0 Monaco - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Exxon Mobil Corp 3.9 Alphabet Inc Class A 3.5 Bank of America Corp 2.8 Cisco Systems Inc 2.4 Wells Fargo & Co 2.1 Shell PLC ADR 2.1 Amazon.com Inc 2.1 The Travelers Companies, Inc. 2.1 Cigna Group/The 2.0 Chubb Ltd 1.9 24.9
Fidelity Series Stock Selector Large Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Stock Selector Large Cap Value Fund
Class Name	Fidelity® Series Stock Selector Large Cap Value Fund
Trading Symbol	FBLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Stock Selector Large Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Stock Selector Large Cap Value Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 13,431,809,194
Holdings Count | shares	149
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$13,431,809,194
Number of Holdings	149
Portfolio Turnover	78%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 22.3 Industrials 13.0 Health Care 10.5 Information Technology 10.2 Consumer Discretionary 8.0 Communication Services 7.4 Consumer Staples 7.3 Energy 6.4 Utilities 4.5 Real Estate 4.2 Materials 3.5 Common Stocks 97.3 Domestic Equity Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.3 Domestic Equity Funds - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 95.9 France 1.6 Canada 1.1 Taiwan 0.6 Portugal 0.4 Bailiwick Of Jersey 0.3 United Kingdom 0.1 Israel 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.9 France - 1.6 Canada - 1.1 Taiwan - 0.6 Portugal - 0.4 Bailiwick Of Jersey - 0.3 United Kingdom - 0.1 Israel - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Alphabet Inc Class A 3.0 Amazon.com Inc 2.8 Exxon Mobil Corp 2.4 Bank of America Corp 2.3 Wells Fargo & Co 2.0 Boeing Co 1.9 CSX Corp 1.7 Chubb Ltd 1.7 Johnson & Johnson 1.6 Procter & Gamble Co/The 1.6 21.0
Fidelity Series All-Sector Equity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series All-Sector Equity Fund
Class Name	Fidelity® Series All-Sector Equity Fund
Trading Symbol	FSAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series All-Sector Equity Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series All-Sector Equity Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 4,418,187,426
Holdings Count | shares	274
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,418,187,426
Number of Holdings	274
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.2 Financials 13.9 Consumer Discretionary 10.7 Industrials 9.3 Communication Services 9.3 Health Care 8.6 Consumer Staples 4.7 Energy 3.0 Utilities 2.2 Real Estate 2.2 Materials 2.1 Common Stocks 98.2 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 99.9 Bailiwick Of Jersey 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 Bailiwick Of Jersey - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.6 Microsoft Corp 8.1 Apple Inc 4.5 Amazon.com Inc 4.2 Alphabet Inc Class C 3.3 Broadcom Inc 3.0 Meta Platforms Inc Class A 2.8 Exxon Mobil Corp 1.5 IBM Corporation 1.4 Mastercard Inc Class A 1.4 38.8
Fidelity Mid Cap Value K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value K6 Fund
Class Name	Fidelity® Mid Cap Value K6 Fund
Trading Symbol	FCMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value K6 Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value K6 Fund	$ 22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 81,373,216
Holdings Count | shares	180
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$81,373,216
Number of Holdings	180
Portfolio Turnover	110%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.3 Financials 16.8 Real Estate 10.0 Consumer Discretionary 9.3 Materials 8.2 Utilities 7.8 Information Technology 7.4 Health Care 7.4 Energy 7.4 Consumer Staples 5.9 Communication Services 1.5 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 95.2 Canada 2.0 Germany 0.8 Zambia 0.5 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Canada - 2.0 Germany - 0.8 Zambia - 0.5 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.5 Smurfit WestRock PLC 1.4 Western Digital Corp 1.3 Hartford Insurance Group Inc/The 1.3 Cummins Inc 1.2 Welltower Inc 1.1 Reliance Inc 1.1 Evergy Inc 1.0 PG&E Corp 1.0 EMCOR Group Inc 1.0 11.9
Fidelity Mid Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity® Mid Cap Value Fund
Trading Symbol	FSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Fund	$ 42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Advisor Mid Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class Z
Trading Symbol	FIDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Advisor Mid Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class M
Trading Symbol	FMPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 68	1.39%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.39%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Advisor Mid Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class I
Trading Symbol	FMPOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Advisor Mid Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class C
Trading Symbol	FMPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 93	1.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.89%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Advisor Mid Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Fund
Class Name	Fidelity Advisor® Mid Cap Value Fund Class A
Trading Symbol	FMPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 1,684,905,290
Holdings Count | shares	180
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$1,684,905,290
Number of Holdings	180
Portfolio Turnover	88%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.4 Financials 16.8 Real Estate 9.9 Consumer Discretionary 9.3 Materials 8.2 Health Care 7.6 Utilities 7.6 Energy 7.6 Information Technology 7.4 Consumer Staples 5.8 Communication Services 1.4 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 94.7 Canada 2.2 Zambia 0.8 Germany 0.8 United Kingdom 0.5 Belgium 0.4 Spain 0.4 Ireland 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.7 Canada - 2.2 Zambia - 0.8 Germany - 0.8 United Kingdom - 0.5 Belgium - 0.4 Spain - 0.4 Ireland - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Sempra 1.4 Smurfit WestRock PLC 1.3 Western Digital Corp 1.2 Cummins Inc 1.2 Hartford Insurance Group Inc/The 1.1 Welltower Inc 1.1 Reliance Inc 1.0 Evergy Inc 1.0 PG&E Corp 1.0 Ciena Corp 1.0 11.3
Fidelity Equity-Income K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income K6 Fund
Class Name	Fidelity® Equity-Income K6 Fund
Trading Symbol	FEKFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income K6 Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income K6 Fund	$ 17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
Net Assets	$ 289,581,702
Holdings Count | shares	122
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$289,581,702
Number of Holdings	122
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.0 Industrials 12.6 Health Care 10.7 Information Technology 10.0 Consumer Staples 9.8 Consumer Discretionary 7.6 Communication Services 7.5 Energy 6.6 Utilities 6.2 Materials 3.7 Real Estate 2.3 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Short-Term Investments and Net Other Assets (Liabilities) - 2.0 United States 88.7 Canada 2.9 United Kingdom 2.4 Taiwan 1.5 Netherlands 0.9 Korea (South) 0.9 Ireland 0.7 Germany 0.7 Japan 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Canada - 2.9 United Kingdom - 2.4 Taiwan - 1.5 Netherlands - 0.9 Korea (South) - 0.9 Ireland - 0.7 Germany - 0.7 Japan - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Alphabet Inc Class A 2.4 Linde PLC 2.2 Wells Fargo & Co 2.1 Walmart Inc 2.0 Bank of America Corp 2.0 Microsoft Corp 1.8 Johnson & Johnson 1.7 Procter & Gamble Co/The 1.6 22.5
Fidelity Equity-Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund
Trading Symbol	FEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity-Income Fund	$ 27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
Net Assets	$ 9,327,604,686
Holdings Count | shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,327,604,686
Number of Holdings	123
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.5 Health Care 10.7 Information Technology 10.0 Consumer Staples 9.8 Communication Services 7.6 Consumer Discretionary 7.6 Energy 6.6 Utilities 6.3 Materials 3.7 Real Estate 2.3 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 88.7 Canada 2.9 United Kingdom 2.4 Taiwan 1.4 Netherlands 1.0 Korea (South) 0.9 Ireland 0.7 Germany 0.7 Japan 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Canada - 2.9 United Kingdom - 2.4 Taiwan - 1.4 Netherlands - 1.0 Korea (South) - 0.9 Ireland - 0.7 Germany - 0.7 Japan - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Alphabet Inc Class A 2.4 Linde PLC 2.2 Wells Fargo & Co 2.1 Walmart Inc 2.0 Bank of America Corp 2.0 Microsoft Corp 1.7 Johnson & Johnson 1.7 Procter & Gamble Co/The 1.6 22.4
Fidelity Equity-Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Equity-Income Fund
Class Name	Fidelity® Equity-Income Fund Class K
Trading Symbol	FEIKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Equity-Income Fund for the period February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 9,327,604,686
Holdings Count | shares	123
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$9,327,604,686
Number of Holdings	123
Portfolio Turnover	18%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.1 Industrials 12.5 Health Care 10.7 Information Technology 10.0 Consumer Staples 9.8 Communication Services 7.6 Consumer Discretionary 7.6 Energy 6.6 Utilities 6.3 Materials 3.7 Real Estate 2.3 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 88.7 Canada 2.9 United Kingdom 2.4 Taiwan 1.4 Netherlands 1.0 Korea (South) 0.9 Ireland 0.7 Germany 0.7 Japan 0.6 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 88.7 Canada - 2.9 United Kingdom - 2.4 Taiwan - 1.4 Netherlands - 1.0 Korea (South) - 0.9 Ireland - 0.7 Germany - 0.7 Japan - 0.6 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) JPMorgan Chase & Co 3.8 Exxon Mobil Corp 2.9 Alphabet Inc Class A 2.4 Linde PLC 2.2 Wells Fargo & Co 2.1 Walmart Inc 2.0 Bank of America Corp 2.0 Microsoft Corp 1.7 Johnson & Johnson 1.7 Procter & Gamble Co/The 1.6 22.4